Intangible assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Property, plant, and equipment, transfer	R$ (32,524)	[1]	R$ 3,405	[2]	R$ 6,381	[3]
Intangible assets, transfer	10,176	[4]	1,086	[5]	(1,070)	[6]
Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant, and equipment, transfer	22,348		4,491		5,311
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	84,421		11,200		18,673
Intangible assets
Disclosure of detailed information about intangible assets [line items]
Property, plant, and equipment, transfer	R$ 10,176		R$ 1,086		R$ 1,070
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	10.30%
Real growth rate	(0.50%)
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Nominal discount rate	11.70%
Real growth rate	0.50%

[1]	The remaining balance refers to R$ 22,348 transferred to right-of-use assets and R$ 10,176 transferred to intangible assets.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[3]	Refers to R$ 1,070 transferred from intangible assets and R$ 5,311 transferred from right-of-use assets.
[4]	Refers to R$ 10,176 transferred from property, plant and equipment.
[5]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[6]	Refers to R$ 1,070 transferred to property, plant and equipment